Consolidated Summary of Investments - Other Than Investments in Related Parties (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Summary of Investments Other Than Investments in Related Parties
Cost	$ 71,028
Amount at which shown in the consolidated balance sheet	70,514
US Government Corporations and Agencies securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	459
Fair value	486
Amount at which shown in the consolidated balance sheet	486
Obligations of states, political subdivisions and foreign governments [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	4,026
Fair value	4,293
Amount at which shown in the consolidated balance sheet	4,293
Public Utility, Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	5,990
Fair value	5,844
Amount at which shown in the consolidated balance sheet	5,844
All Other Corporate Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	43,323
Fair value	42,714
Amount at which shown in the consolidated balance sheet	42,714
Fixed maturity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	53,798
Fair value	53,337
Amount at which shown in the consolidated balance sheet	53,337
Banks, Trust and Insurance, Equities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	12
Fair value	10
Amount at which shown in the consolidated balance sheet	10
Industrial, miscellaneous and all other [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	72
Fair value	62
Amount at which shown in the consolidated balance sheet	62
Nonredeemable preferred stocks [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	43
Fair value	49
Amount at which shown in the consolidated balance sheet	49
Equity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	127
Fair value	121
Amount at which shown in the consolidated balance sheet	121
Trading Assets [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	66
Amount at which shown in the consolidated balance sheet	58
Mortgage loans, net of allowance [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	12,418
Amount at which shown in the consolidated balance sheet	12,379	[1]
Policy loans [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,015
Amount at which shown in the consolidated balance sheet	1,015
Other investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,712
Amount at which shown in the consolidated balance sheet	1,712
Short-term investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,892
Amount at which shown in the consolidated balance sheet	$ 1,892

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.